Shareholder Fees {- Fidelity® Low-Priced Stock Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Low-Priced Stock Fund K PRO-12 | Fidelity® Low-Priced Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none